Investment in Marketable Securities (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Investment in Marketable Securities [Abstract]
Schedule of Investment in Marketable Securities	Movements in investment in marketable securities are as follows:
	As of September 30, 2024	As of June 30, 2024
	(Unaudited)	(Audited)
At fair value
Beginning balance	$171,633	$-
Addition	-	1,000,000
Fair value loss recognized for the year	(127,507)	(828,367)
Closing balance	$44,126	$171,633
Movements in investment in marketable securities are as follows:
	As of June 30, 2024	As of June 30, 2023
At fair value
Beginning balance	$-	$-
Addition	1,000,000	-
Fair value loss recognized for the year	(828,367)	-
Closing balance	$171,633	$-